Organization and Summary of Significant Accounting Policies - Earnings per Share (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Organization and Summary of Significant Accounting Policies
Adjustments to net income (in dollars)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Dilutive securities (in shares)					0	0
Antidilutive securities (in shares)	0	0	0	0	0	0
Basic and diluted weighted-average shares outstanding					139,459,620	139,459,620